Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2015-2

Class A-1 .40000 % Asset Backed Notes

Class A-2A .83 % Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 1.27 % Asset Backed Notes

Class B 1.82 % Asset Backed Notes

Class C 2.40 % Asset Backed Notes

Class D 3.00 % Asset Backed Notes

Class E 3.60 % Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2015-2, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Citibank, N.A., as the Trust Collateral Agent, dated as of April 8 , 2015. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	05/01/2019
Monthly Period Ending:	05/31/2019
Prev. Distribution/Close Date:	05/08/2019
Distribution Date:	06/10/2019
Days of Interest for Period:	33
Days in Collection Period:	31
Months Seasoned:	50

				Original
Purchases	Units	Start Date	Closing Date	Pool Balance
Initial Purchase	63,313	04/09/2015	04/15/2015	$1,271,999,977

Total	63,313			$1,271,999,977

I.	MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1}	Beginning of period Aggregate Principal Balance			{1}	$176,675,641

	Monthly Principal Amounts

	{2}	Collections on Receivables outstanding at end of period	{2}	8,112,182
	{3}	Collections on Receivables paid off during period	{3}	2,883,050
	{4}	Receivables becoming Liquidated Receivables during period	{4}	1,219,073
	{5}	Receivables becoming Purchased Receivables during period	{5}	0
	{6}	Other Receivables adjustments	{6}	(2,831)
	{7}	Less amounts allocable to Interest	{7}	(1,803,957)

	{8}	Total Monthly Principal Amounts		{8}	10,407,517

{9}	End of period Aggregate Principal Balance			{9}	$166,268,124

{10}	Pool Factor			{10}	13.0713936%

II.	MONTHLY PERIOD NOTE BALANCE CALCULATION:

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{11}	Original Note Balance	{11}	$200,000,000	$181,000,000	$215,720,000	$257,880,000	$92,070,000

{12}	Beginning of period Note Balance	{12}	$0	$0	$0	$0	$0

{13}	Noteholders’ Principal Distributable Amount	{13}	0	0	0	0	0
{14}	Noteholders’ Accelerated Principal Amount	{14}	0	0	0	0	0
{15}	Aggregate Principal Parity Amount	{15}	0	0	0	0	0
{16}	Matured Principal Shortfall	{16}

{17}	End of period Note Balance	{17}	$0	$0	$0	$0	$0

{18}	Note Pool Factors	{18}	0.0000000%	0.0000000%	0.0000000%	0.0000000%	0.0000000%

			Class C	Class D	Class E	TOTAL
			$114,280,000	$112,380,000	$26,670,000	$1,200,000,000

{19}	Beginning of period Note Balance	{19}	$31,265,641	$112,380,000	$26,670,000	$170,315,641

{20}	Noteholders’ Principal Distributable Amount	{20}	6,360,000	0	0	6,360,000
{21}	Noteholders’ Accelerated Principal Amount	{21}	0	0	0	0
{22}	Aggregate Principal Parity Amount	{22}	4,047,517	0	0	4,047,517
{23}	Matured Principal Shortfall	{23}				0

{24}	End of period Note Balance	{24}	$20,858,124	$112,380,000	$26,670,000	$159,908,124

{25}	Note Pool Factors	{25}	18.2517711%	100.0000000%	100.0000000%	13.3256770%

III.	CALCULATION OF STEP-DOWN AMOUNT:

{26}	Ending Pool Balance	{26}		$166,268,124
{27}	14.50 % of Ending Aggregate Principal Balance	{27}	24,108,878
{28}	Less Specified Reserve Balance	{28}	(25,440,000)
{29}	Sum of {27} and {28}	{29}	0
{30}	Required Pro Forma Note Balance {26} - {29}	{30}		166,268,124

{31}	Beginning Note Balance	{31}	170,315,641
{32}	Total Monthly Principal Amount	{32}	(14,455,034)
{33}	Pro-Forma Note Balance ( Assuming 100% Pay-down)	{33}		155,860,607

{34}	Excess of Required Pro-forma over Pro-forma Balance	{34}		10,407,517
{35}	Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($6,360,000)	{35}		4,047,517
{36}	Step-Down Amount Lesser of {34} or {35}	{36}			$4,047,517

IV.	CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:

{37}	Total Monthly Principal Amounts	{37}	$10,407,517
{38}	Step-down Amount	{38}	(4,047,517)
{39}	Principal Distributable Amount	{39}		$6,360,000

V.	CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Beginning Note	Interest	Interest			Calculated
	Class	Balance	Carryover	Rate	Days	Days Basis	Interest
{40}	Class A - 1	$0	0	0.400000%	33	Actual days/360	$0
{41}	Class A - 2A	$0	0	0.83000%	30	30/360	0
{42}	Class A - 2B	$0	0	0.40000%	33	Actual days/360	0
{43}	Class A - 3	$0	0	1.27000%	30	30/360	0
{44}	Class B	$0	0	1.82000%	30	30/360	0
{45}	Class C	$31,265,641	0	2.40000%	30	30/360	62,532
{46}	Class D	$112,380,000	0	3.00000%	30	30/360	280,950
{47}	Class E	$26,670,000	0	3.60000%	30	30/360	80,010

VI.	RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
{48}	Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{48}	10,945,010
{49}	Liquidation Proceeds collected during period	{49}	750,519
{50}	Purchase Amounts or amounts from Servicer deposited in Collection Account	{50}	0
{51}	Investment Earnings - Collection Account	{51}	15,500
{52}	From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal	{52}	49,191
{53}	Collection of Supplemental Servicing - Extension Fees	{53}	50,222
{54}	Collection of Supplemental Servicing - Repo and Recovery Fees Advanced	{54}	92,745
{55}	Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance	{55}	83,591

{56}	Total Available Funds	{56}		11,986,778

Distributions:
{57}	Base Servicing Fee	{57}	331,267
{58}	Repo and Recovery Fees - reimbursed to Servicer	{58}	92,745
{59}	Bank Service Charges - reimbursed to Servicer	{59}	0
{60}	Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer	{60}	83,591
{61}	Trustee and Trust Collateral Agent Fees	{61}	425
{62}	Owner Trustee Fee	{62}	208
{63}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{63}	0
{64}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{64}	0
{65}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{65}	0
{66}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{66}	0
{67}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{67}	0
{68}	Class B Noteholders’ Interest Distributable Amount	{68}	0
{69}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{69}	0
{70}	Class C Noteholders’ Interest Distributable Amount	{70}	62,532
{71}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{71}	0
{72}	Class D Noteholders’ Interest Distributable Amount	{72}	280,950
{73}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{73}	0
{74}	Class E Noteholders’ Interest Distributable Amount	{74}	80,010
{75}	Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{75}	4,047,517
{76}	Noteholders’ Principal Distributable Amount	{76}	6,360,000
{77}	To the Reserve Account, the Reserve Account Deposit	{77}	0
{78}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{78}	0
{79}	Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)	{79}	0
{80}	To the Certificateholders, the aggregate amount remaining	{80}	647,533
{81}	Total Distributions	{81}		$11,986,778

VlI.	CALCULATION OF PRINCIPAL PARITY AMOUNT:

		(X) Cumulative	(Y) Pool	(I) Excess of	(II) Available Funds	Lesser of
	Class	Note Balance	Balance	(X) - (Y)	in Waterfall	(I) or (II)
{82}	Class A	$0	$166,268,124	$0	$11,478,542	$0
{83}	Class B	0	166,268,124	0	11,478,542	0
{84}	Class C	31,265,641	166,268,124	0	11,416,010	0
{85}	Class D	143,645,641	166,268,124	0	11,135,060	0
{86}	Class E	170,315,641	166,268,124	4,047,517	11,055,050	4,047,517

VlII.	CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:

{87}	Excess Available Funds	{87}	$647,533
{88}	Pro-Forma Note Balance (Calculated after Step-Down)	{88}	159,908,124
{89}	Required Pro Forma Note Balance	{89}	166,268,124
{90}	Excess of Pro-Forma Balance over Required Pro-Forma Balance	{90}	0
{91}	Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance	{91}		$0

IX.	RECONCILIATION OF RESERVE ACCOUNT:

				Current
{92}	Specified Reserve Balance			$25,440,000

{93}	Beginning of period Reserve Account balance	{93}		$25,440,000

{94}	The Reserve Account Deposit, from Collection Account	{94}	0
{95}	Investment Earnings	{95}	49,191
{96}	Investment Earnings - transferred to Collection Account Available Funds	{96}	(49,191)
{97}	Reserve Account Withdrawal Amount	{97}	0

{98}	End of period Reserve Account balance	{98}		$25,440,000

X.	CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{99}	Aggregate Principal Balance	{99}	$166,268,124
{100}	End of Period Note Balance	{100}	159,908,124
{101}	Overcollateralization	{101}	6,360,000
{102}	Overcollateralization %	{102}		3.83%

XI.	MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

			Cumulative	Monthly
{103}	Original Number of Receivables	{103}	63,313
{104}	Beginning of period number of Receivables	{104}	0	18,056
{105}	Number of Receivables becoming Liquidated Receivables during period	{105}	12,183	135
{106}	Number of Receivables becoming Purchased Receivables during period	{106}	18	0
{107}	Number of Receivables paid off during period	{107}	33,549	358
{108}	End of period number of Receivables	{108}	17,563	17,563

XII.	STATISTICAL DATA: (CURRENT AND HISTORICAL):

			Original	Prev. Month	Current
{109}	Weighted Average APR of the Receivables	{109}	12.67%	12.58%	12.60%
{110}	Weighted Average Remaining Term of the Receivables	{110}	66.00	24.07	23.17
{111}	Weighted Average Original Term of Receivables	{111}	71.00	71.00	71.00
{112}	Average Receivable Balance	{112}	$20,091	$9,785	$9,467
{113}	Net Losses in Period	{113}	$0	$791,841	$468,554
{114}	Aggregate Realized Losses	{114}	$0	$100,873,810	$101,342,364
{115}	Aggregate Realized Loss Percentage	{115}		7.930%	7.967%
{116}	ABS Prepay Speed	{116}		1.0697	1.0289

XIII.	DELINQUENCY:

Receivables with Scheduled Payment delinquent			Units	Dollars	Percentage
{117}	31-60 days	{117}	1,840	$21,464,254	12.15%
{118}	61-90 days	{118}	313	3,676,702	2.08%
{119}	91-120 days	{119}	97	957,837	0.54%
{120}	Total	{120}	2,250	$26,098,793	14.77%

XIV.	EXTENSIONS

{121}	Principal Balance of Receivables extended during current period	{121}	$4,964,922
{122}	Beginning of Period Aggregate Principal Balance	{122}	176,675,641
{123}	Extension Rate {121} divided by {122}	{123}		2.81%

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting - Treasury
Date:	June 5, 2019